SCHEDULE OF INVENTORY (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventory Disclosure [Abstract]
Raw materials		$ 1,293,051	$ 1,447,850
Work-in-process	[1]	20,660	17,552
Semi-finished goods	[2]	632,670	2,391,380
Finished goods		609,516	899,839
Inventory, subtotal		2,555,897	4,756,621
Less: inventory impairment provision		(1,127,700)	(1,942,922)	$ (1,810,384)	$ (1,617,467)
Inventory, net		$ 1,428,197	$ 2,813,699

[1]	Work-in-process primarily consists of battery cells under production or battery pack under assembly process, which will be transferred into Semi-finished goods or finished goods respectively when completed.
[2]	Semi-finished goods are mainly battery cells which can be used to produce battery packs or sold directly.